Property, Plant and Equipment - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Commitments to acquire property, plant and equipment	$ 0
Assets are pledged as security for liabilities	$ 0
Office equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Office equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years